Appendix V: Interest-Bearing Debt (Tables)	12 Months Ended
Dec. 31, 2023
Appendix V: Interest-Bearing Debt [Abstract]
Schedule of Interest-Bearing Debt
Interest-bearing debt arranged or repaid in 2023 mainly includes the following:

Description	Limit 12/31/2023(*) (million euros)	Currency	Outstanding balance 12/31/2023 (million euros)	Arrangement date	Maturity date	Drawndown 2023 (million euros)	Repayment 2023 (million euros)
Telefónica, S.A.
Sustainable syndicated (1)	5,500	EUR	—	03/15/2018	01/13/2027	—	—
Bilateral loan	—	EUR	125	12/23/2022	06/15/2033	125	—
Bilateral loan	—	EUR	150	02/14/2023	09/29/2033	150	—
Telefónica Brasil, S.A.
Bilateral loan	—	USD	—	04/04/2022	09/28/2023	—	199
Telefónica Móviles Chile, S.A.
Bilateral loan	—	USD	—	04/17/2020	09/29/2023	—	133
Bilateral loan	—	USD	116	08/22/2023	08/22/2026	116	—
Bluevia Fibra S.L.U.
Syndicated (2)	360	EUR	250	11/16/2022	12/20/2028	10	(5)
Telxius Telecom, S.A.
Syndicated (3)	—	EUR	—	12/01/2017	12/01/2024	—	201
Syndicated (4)	145	EUR	100	12/01/2023	12/01/2028	100	—
(1) The first one year extension option of the 5,500 million euros syndicated credit facility of Telefonica, S.A., was executed on January 13, 2023 and the second one year extension option on January 13, 2024. The facility had two annual extension options at Telefónica, S.A. request, with a maximum maturity up to 2029.
(2) On December 20, 2023 the first one year extension of the Bluevía Fibra S.L.U syndicated facility for 360 million euros was executed. The facility has two annual extension options at Bluevía Fibra S.L.U request with a maturity maximum up to 2029.
(3) On December 1, 2023 there was early cancellation on the Telxius Telecom, S.A, syndicated facility signed on 2017.
(4) The facility has two annual extension options at Telxius Telecom, S.A, request with a maturity maximum up to 2030.
(*) Undrawn limit.
The main debentures and bonds issued by the Group in 2023 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN Bond (1)	11/21/2023	11/21/2033	850	850	EUR	4.183%
Telefónica Móviles Chile, S.A.
Internacional Bond (1)	08/18/2023	08/18/2028	3	114	UFC	UFC + 4.7339%
(1) Internacional and sustainable bonds and debentures (See Note 29. d)
The main financing transactions at December 31, 2023 and 2022 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2023	12/31/2022	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	—	USD	—	12	02/22/2013	01/31/2023
Structured Financing (*)	—	USD	—	27	08/01/2013	10/31/2023
Structured Financing (*)	150	USD	136	223	12/11/2015	03/11/2026
Structured Financing (*)	101	EUR	101	161	12/11/2015	03/11/2026
Sustainable syndicated (1)	5,500	EUR	—	—	03/15/2018	01/13/2028
Bilateral loan	—	EUR	150	150	09/26/2022	12/15/2032
Bilateral loan	—	EUR	125	—	12/23/2022	06/15/2033
Bilateral loan	—	EUR	150	—	02/14/2023	09/29/2033
Telefónica Brasil, S.A.
Bilateral loan	—	USD	—	199	04/04/2022	09/28/2023
Telefónica Germany GmbH & Co. OHG
EIB Financing	—	EUR	108	183	06/13/2016	06/13/2025
Sustainable syndicated	750	EUR	—	—	12/17/2019	12/17/2026
EIB Financing (Tranche 1)	—	EUR	300	300	12/18/2019	06/18/2029
EIB Financing (Tranche 2)	—	EUR	150	150	01/14/2020	07/14/2029
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan	500,000	COP	118	97	07/06/2021	03/19/2025
Telxius Telecom, S.A.
Syndicated (2)	—	EUR	—	201	12/01/2017	12/01/2024
Syndicated (3)	145	EUR	100	—	12/01/2023	12/01/2028
Bluevia Fibra S.L.U.
Syndicated (4)	360	EUR	250	245	11/16/2022	12/20/2028
Telefónica Móviles Chile, S.A.
Bilateral loan	—	USD	—	133	04/17/2020	09/29/2023
Bilateral loan	129	USD	116	—	08/22/2023	08/22/2026
(1)The first one year extension option of the 5,500 million euros syndicated credit facility of Telefonica, S.A., was executed on January 13, 2023 and the second one year extension option on January 13, 2024. The facility had two annual extension options at Telefónica, S.A. request, with a maximum maturity up to 2029.
(2) On December 1, 2023 there was early cancelation on the Telxius Telecom, S.A, syndicated facility signed on 2017.
(3) The facility has two annual extension options at Telxius Telecom, S.A,  request with a maturity maximum up to 2030.
(4) On December 20, 2023 the first one year extension of the Bluevía Fibra S.L.U syndicated facility for 360 million euros was executed. The facility has two annual extension options at Bluevía Fibra S.L.U request with a maturity maximum up to 2029.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.